UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)
		Shares	Value
Common Stocks (a)

Diversified Financial Services — 0.6%
Kcad Holdings I Ltd.		128,137,634	$831,613

Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc.		15,600	98,280

Hotels, Restaurants & Leisure — 0.3%
Travelport LLC		514,654	422,016

Paper & Forest Products — 0.3%
NewPage Corp.		3,980	378,100

Software — 0.2%
Bankruptcy Management Solutions, Inc.		251	—
HMH Holdings/EduMedia		9,409	248,863

			248,863

Total Common Stocks – 1.5%			1,978,872

Corporate Bonds		Par (000)

Aerospace & Defense — 0.7%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	265	274,275
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		100	109,000
7.13%, 3/15/21		125	137,188
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		398	433,820

			954,283

Air Freight & Logistics — 0.3%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		165	165,242
Series 2, 12.38%, 8/16/15		167	167,385

			332,627

Airlines — 2.2%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		299	315,852
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 1/12/19		163	169,703
Series 2012-3, Class C, 6.13%, 4/29/18		405	425,250
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 1/02/23		261	289,960
Series 2009-1, Class B, 9.75%, 12/17/16		90	102,508
		Par (000)	Value
Corporate Bonds

Airlines (concluded)
US Airways Group, Inc., 6.13%, 6/01/18	USD	140	$136,325
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		207	222,829
Series 2012-1, Class C, 9.13%, 10/01/15		186	201,192
Series 2012-2, Class B, 6.75%, 6/03/21		150	163,875
Series 2012-2, Class C, 5.45%, 6/03/18 (c)		350	344,750
Series 2013-1, Class B, 5.38%, 11/15/21		405	416,137

			2,788,381

Auto Components — 2.2%
Affinia Group, Inc., 7.75%, 5/01/21 (b)		290	301,600
Dana Holding Corp., 6.75%, 2/15/21		200	215,000
Delphi Corp., 6.13%, 5/15/21		35	38,631
Icahn Enterprises LP, 8.00%, 1/15/18		1,510	1,600,600
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		155	173,019
Titan International, Inc.:
7.88%, 10/01/17 (b)		210	224,700
7.88%, 10/01/17		190	203,300

			2,756,850

Building Products — 1.6%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		200	202,500
Building Materials Corp. of America (b):
7.00%, 2/15/20		430	460,100
6.75%, 5/01/21		350	378,875
Cemex SAB de CV, 5.88%, 3/25/19 (b)		200	199,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20		330	355,575
Texas Industries, Inc., 9.25%, 8/15/20		100	110,750
USG Corp., 9.75%, 1/15/18		315	370,912

			2,077,712

Capital Markets — 0.4%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (d)(e)		295	334,825
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		209	219,450

			554,275

Chemicals — 2.7%
Axiall Corp., 4.88%, 5/15/23 (b)		76	76,380

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Chemicals (concluded)
Celanese US Holdings LLC, 5.88%, 6/15/21	USD	404	$445,410
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		163	164,222
Huntsman International LLC, 8.63%, 3/15/21		80	89,400
INEOS Finance Plc, 7.50%, 5/01/20 (b)		195	214,012
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		55	57,613
LyondellBasell Industries NV, 5.75%, 4/15/24		1,210	1,407,759
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		40	40,200
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		100	102,500
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH), 10.00%, 6/15/18	EUR	148	212,946
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)	USD	74	74,555
PolyOne Corp., 7.38%, 9/15/20		100	110,250
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		325	331,500
Tronox Finance LLC, 6.38%, 8/15/20 (b)		118	115,935

			3,442,682

Commercial Banks — 1.8%
CIT Group, Inc.:
5.25%, 3/15/18		1,440	1,548,000
6.63%, 4/01/18 (b)		215	241,875
5.50%, 2/15/19 (b)		330	357,225
5.00%, 8/15/22		100	106,500

			2,253,600

Commercial Services & Supplies — 3.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		122	130,845
ARAMARK Corp., 5.75%, 3/15/20 (b)		282	291,870
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		230	255,151
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		152	159,220
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		9	9,743
Casella Waste Systems, Inc., 7.75%, 2/15/19		25	24,000
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		270	274,050
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
Covanta Holding Corp., 6.38%, 10/01/22	USD	280	$302,041
Hertz Corp., 6.25%, 10/15/22		115	124,919
Hertz Global Holdings, Inc., 5.25%, 6/01/14 (e)		66	206,951
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		34	35,700
Mobile Mini, Inc., 7.88%, 12/01/20		165	182,737
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		27	30,510
United Rentals North America, Inc., 5.75%, 7/15/18		114	121,695
UR Merger Sub Corp.:
7.38%, 5/15/20		195	214,012
8.25%, 2/01/21		210	232,575
7.63%, 4/15/22		1,177	1,303,527
6.13%, 6/15/23		85	89,038
West Corp., 8.63%, 10/01/18		65	71,338

			4,059,922

Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		330	264,825
Avaya, Inc. (b):
7.00%, 4/01/19		115	107,238
10.50%, 3/01/21		430	361,200
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		430	477,300
10.13%, 7/01/20		560	651,000

			1,861,563

Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (e)		89	137,616
SanDisk Corp., 1.50%, 8/15/17 (e)		130	172,494

			310,110

Construction & Engineering — 0.3%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		90	89,100
H&E Equipment Services, Inc., 7.00%, 9/01/22		193	208,440
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		67	69,680

			367,220

Construction Materials — 3.7%
HD Supply, Inc.:
8.13%, 4/15/19		2,034	2,257,740
11.00%, 4/15/20		590	708,737
7.50%, 7/15/20 (b)		917	972,020

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Par (000)	Value
Corporate Bonds

Construction Materials (concluded)
HD Supply, Inc. (concluded):
11.50%, 7/15/20	USD	620	$728,500

4,666,997

Consumer Finance — 1.1%
Credit Acceptance Corp., 9.13%, 2/01/17	220	237,600
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	330	394,733
8.13%, 1/15/20	500	630,013
iStar Financial, Inc., 4.88%, 7/01/18	173	171,703

1,434,049

Containers & Packaging — 2.2%
Ardagh Packaging Finance Plc (b):
7.38%, 10/15/17	EUR	285	398,211
9.13%, 10/15/20	USD	200	220,000
9.13%, 10/15/20	200	219,000
7.00%, 11/15/20	200	205,000
4.88%, 11/15/22	400	399,000
Berry Plastics Corp., 9.75%, 1/15/21	85	98,175
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	7	7,648
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)	11	10,752
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	120	168,448
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	175	192,062
Leucadia National Corp., 8.13%, 9/15/15	378	429,030
Nuveen Investments, Inc., 9.50%, 10/15/20 (b)	175	187,688
Pactiv LLC, 7.95%, 12/15/25	190	180,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)	176	197,120

2,912,634

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17	605	644,325

Diversified Consumer Services — 1.1%
APX Group, Inc. (b):
6.38%, 12/01/19	432	430,920
8.75%, 12/01/20	261	264,915
Laureate Education, Inc., 9.25%, 9/01/19 (b)	550	616,000
ServiceMaster Co., 8.00%, 2/15/20	85	87,444

1,399,279

Diversified Financial Services — 5.6%
Aircastle Ltd.:
6.75%, 4/15/17	160	176,000
Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
Aircastle Ltd. (concluded):
6.25%, 12/01/19	USD	140	$151,550
Ally Financial, Inc.:
7.50%, 12/31/13	330	340,725
8.00%, 11/01/31	86	110,080
8.00%, 11/01/31	1,612	2,079,480
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	130	129,350
DPL, Inc.:
6.50%, 10/15/16	146	157,315
7.25%, 10/15/21	384	414,720
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (b)	226	225,661
3.25%, 5/15/18 (b)	131	129,854
6.75%, 6/01/18	140	159,600
4.25%, 5/15/23 (b)	37	36,075
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (b)(c)	97	94,817
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)	210	211,050
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	115	122,475
9.00%, 4/15/19	315	330,750
7.88%, 8/15/19	150	164,250
9.88%, 8/15/19	475	517,750
5.75%, 10/15/20	1,205	1,223,075
WMG Acquisition Corp.:
11.50%, 10/01/18	190	224,200
6.00%, 1/15/21 (b)	139	146,645

7,145,422

Diversified Telecommunication Services — 2.6%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17	240	245,100
CenturyLink, Inc., Series V, 5.63%, 4/01/20	318	328,732
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)	180	176,625
Consolidated Communications Finance Co., 10.88%, 6/01/20	150	173,250
Level 3 Communications, Inc.:
6.50%, 10/01/16 (e)	176	243,100
8.88%, 6/01/19	145	157,325
Level 3 Financing, Inc.:
8.13%, 7/01/19	813	880,072
7.00%, 6/01/20	192	202,080
8.63%, 7/15/20	385	423,500
tw telecom Holdings, Inc., 5.38%, 10/01/22	130	134,550
Windstream Corp.:
8.13%, 8/01/13	112	112,840
7.88%, 11/01/17	163	187,450

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Diversified Telecommunication Services (concluded)
Windstream Corp. (concluded):
6.38%, 8/01/23	USD	35	$34,563

			3,299,187

Electric Utilities — 0.5%
Homer City Generation LP, 8.73%, 10/01/26 (f)		95	100,937
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		130	146,881
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	300	396,554

			644,372

Electrical Equipment — 0.4%
Belden, Inc., 5.50%, 9/01/22 (b)	USD	160	164,400
General Cable Corp.:
5.75%, 10/01/22 (b)		270	278,100
4.50%, 11/15/29 (e)(g)		95	117,800

			560,300

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19		165	182,531
Jabil Circuit, Inc., 8.25%, 3/15/18		105	127,050

			309,581

Energy Equipment & Services — 3.6%
Atwood Oceanics, Inc., 6.50%, 2/01/20		65	69,631
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		185	190,550
CGG (FKA Compagnie Générale de Géophysique, Veritas):
7.75%, 5/15/17		170	174,675
6.50%, 6/01/21		595	621,775
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		578	615,570
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (b)		22	22,440
Gulfmark Offshore, Inc., 6.38%, 3/15/22		70	72,800
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		140	145,950
MEG Energy Corp. (b):
6.50%, 3/15/21		517	535,095
6.38%, 1/30/23		97	99,425
Oil States International, Inc., 6.50%, 6/01/19		206	221,965
Peabody Energy Corp.:
6.00%, 11/15/18		86	92,020
6.25%, 11/15/21		554	578,930
		Par (000)	Value
Corporate Bonds

Energy Equipment & Services (concluded)
Peabody Energy Corp. (concluded):
7.88%, 11/01/26	USD	170	$181,900
4.75%, 12/15/41 (e)		185	159,216
Precision Drilling Corp.:
6.63%, 11/15/20		35	37,450
6.50%, 12/15/21		135	144,787
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		200	214,000
Seadrill Ltd., 5.63%, 9/15/17 (b)		305	312,625
Tervita Corp., 8.00%, 11/15/18 (b)		159	164,565

			4,655,369

Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20		165	186,244

Food Products — 0.6%
Del Monte Corp., 7.63%, 2/15/19		27	27,979
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)		168	168,630
Post Holdings, Inc., 7.38%, 2/15/22		255	284,006
Smithfield Foods, Inc., 6.63%, 8/15/22		205	233,188

			713,803

Health Care Equipment & Supplies — 3.7%
Biomet, Inc. (b):
6.50%, 8/01/20		2,060	2,168,150
6.50%, 10/01/20		1,002	1,014,525
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		168	185,640
7.75%, 4/15/18		50	51,750
9.88%, 4/15/18		180	197,550
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		120	133,500
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		505	580,750
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		250	257,500
Teleflex, Inc., 6.88%, 6/01/19		130	140,400

			4,729,765

Health Care Providers & Services — 7.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		255	278,588
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		395	411,787
7.13%, 7/15/20		202	221,695
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	278,146
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	317,554
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	393	418,545

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
HCA Holdings, Inc., 6.25%, 2/15/21	USD	360	$385,200
HCA, Inc.:
8.50%, 4/15/19		60	65,400
6.50%, 2/15/20		1,240	1,398,100
7.88%, 2/15/20		40	43,600
7.25%, 9/15/20		1,720	1,892,000
5.88%, 3/15/22		180	197,550
4.75%, 5/01/23		360	359,100
Hologic, Inc., 6.25%, 8/01/20		541	578,194
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		228	238,260
INC Research LLC, 11.50%, 7/15/19 (b)		302	324,650
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		280	298,200
Omnicare, Inc.:
7.75%, 6/01/20		450	498,375
3.75%, 4/01/42 (e)		129	156,977
Symbion, Inc., 8.00%, 6/15/16		155	163,913
Tenet Healthcare Corp.:
6.25%, 11/01/18		522	578,115
6.75%, 2/01/20		230	241,500
4.50%, 4/01/21 (b)		202	198,465
4.38%, 10/01/21 (b)		276	267,720
Vanguard Health Holding Co II LLC:
8.00%, 2/01/18		104	110,370
7.75%, 2/01/19		205	219,350

			10,141,354

Health Care Technology — 1.1%
IMS Health, Inc. (b):
12.50%, 3/01/18		1,125	1,320,469
6.00%, 11/01/20		63	66,622

			1,387,091

Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15		389	339,403
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		200	210,500
Diamond Resorts Corp., 12.00%, 8/15/18		550	613,937
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		20	21,600
5.88%, 3/15/21		94	93,530
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)		65	70,143
Regal Entertainment Group, 5.75%, 2/01/25		112	111,720
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		200	201,000
Station Casinos LLC, 7.50%, 3/01/21 (b)		102	106,845
		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
Travelport LLC/Travelport Holdings, Inc. (b):
6.40%, 3/01/16 (h)	USD	42	$39,771
11.88%, 9/01/16		15	14,658
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(i)		215	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		302	317,855

			2,140,962

Household Durables — 3.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		98	101,553
Beazer Homes USA, Inc., 6.63%, 4/15/18		15	16,256
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		180	192,600
Jarden Corp.:
1.88%, 9/15/18 (b)		100	119,750
7.50%, 1/15/20	EUR	140	195,976
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	415	459,612
Libbey Glass, Inc., 6.88%, 5/15/20		243	263,047
PH Holding LLC, 9.75%, 12/31/17		150	154,500
Pulte Group, Inc., 6.38%, 5/15/33		85	85,850
The Ryland Group, Inc.:
1.63%, 5/15/18 (e)		132	207,983
6.63%, 5/01/20		160	178,400
Standard Pacific Corp.:
10.75%, 9/15/16		890	1,099,150
8.38%, 1/15/21		440	528,000
1.25%, 8/01/32 (e)		99	131,361
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		114	115,425
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)		130	144,788

			3,994,251

Household Products — 0.8%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	136,474
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	167	179,316
6.63%, 11/15/22		110	118,800
Spectrum Brands, Inc.:
9.50%, 6/15/18		430	475,687
6.75%, 3/15/20		43	46,225

			956,502

Independent Power Producers & Energy Traders — 4.8%
The AES Corp., 4.88%, 5/15/23		12	11,790
Calpine Corp., 7.50%, 2/15/21 (b)		20	21,700
Dynegy, Inc., 5.88%, 6/01/23 (b)		129	127,065

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)	USD	330	$349,800
10.00%, 12/01/20 (b)		980	1,111,075
10.00%, 12/01/20		2,216	2,523,470
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		69	75,860
Series C, 9.68%, 7/02/26		135	147,150
Laredo Petroleum, Inc.:
9.50%, 2/15/19		340	385,050
7.38%, 5/01/22		165	181,500
NRG Energy, Inc.:
7.63%, 1/15/18		811	914,402
6.63%, 3/15/23 (b)		23	24,323
QEP Resources, Inc.:
5.38%, 10/01/22		148	151,700
5.25%, 5/01/23		115	116,150

			6,141,035

Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		250	250,000

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		499	522,702
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		98	106,208
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		292	300,760

			929,670

Internet Software & Services — 0.2%
Equinix, Inc., 4.88%, 4/01/20		64	65,120
VeriSign, Inc., 4.63%, 5/01/23 (b)		125	125,625

			190,745

IT Services — 4.1%
Ceridian Corp.:
11.25%, 11/15/15		55	56,650
8.88%, 7/15/19 (b)		650	741,000
11.00%, 3/15/21 (b)		615	702,637
Epicor Software Corp., 8.63%, 5/01/19		230	250,125
First Data Corp.:
7.38%, 6/15/19 (b)		1,088	1,147,840
6.75%, 11/01/20 (b)		407	425,315
8.25%, 1/15/21 (b)		52	55,120
12.63%, 1/15/21		241	263,293
10.63%, 6/15/21 (b)		313	314,565
11.75%, 8/15/21 (b)		168	162,540
SunGard Data Systems, Inc.:
7.38%, 11/15/18		250	266,250
6.63%, 11/01/19 (b)		610	642,025
WEX, Inc., 4.75%, 2/01/23 (b)		214	213,465

			5,240,825

		Par (000)	Value
Corporate Bonds

Machinery — 0.8%
DH Services Luxembourg Sarl, 7.75%, 12/15/20 (b)	USD	40	$43,100
The Manitowoc Co., Inc., 5.88%, 10/15/22		205	218,069
Navistar International Corp., 8.25%, 11/01/21		246	250,612
SPX Corp., 6.88%, 9/01/17		80	89,000
Terex Corp., 6.00%, 5/15/21		205	216,787
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (b)		178	177,333

			994,901

Media — 10.5%
Affinion Group, Inc., 7.88%, 12/15/18		177	136,290
AMC Networks, Inc.:
7.75%, 7/15/21		100	113,250
4.75%, 12/15/22		156	155,610
Cablevision Systems Corp., 5.88%, 9/15/22		250	247,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		711	711,000
5.13%, 2/15/23		420	411,600
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)(i)		293	235,865
Checkout Holding Corp., 9.81%, 11/15/15 (b)(d)		207	163,530
Cinemark USA, Inc., 5.13%, 12/15/22		110	111,650
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)(c)		427	429,135
9.00%, 3/01/21		520	516,100
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		271	284,550
6.50%, 11/15/22 (b)		902	951,610
Series B, 7.63%, 3/15/20		500	531,250
DISH DBS Corp.:
4.25%, 4/01/18 (b)		524	510,900
5.13%, 5/01/20 (b)		338	329,550
5.88%, 7/15/22		450	451,125
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		140	155,750
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)(c)		652	638,960
Intelsat Luxembourg SA (b):
6.75%, 6/01/18		800	834,000
7.75%, 6/01/21		188	197,635
Interactive Data Corp., 10.25%, 8/01/18		615	690,337
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		155	163,525

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Media (concluded)
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	155	$214,463
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	335	359,287
The McClatchy Co., 9.00%, 12/15/22 (b)		52	56,160
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		261	281,880
Nielsen Finance LLC:
11.63%, 2/01/14		72	76,320
7.75%, 10/15/18		517	568,700
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	163,525
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	82	83,025
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(e)(i)		1,427	714
Sterling Entertainment Corp., 10.00%, 12/15/19		375	375,000
Unitymedia GmbH:
9.63%, 12/01/19	EUR	100	144,766
9.50%, 3/15/21		190	284,502
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50%, 3/15/19		304	429,895
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	123	133,148
6.75%, 9/15/22		44	47,300
5.13%, 5/15/23		301	294,980
UPC Holding BV, 9.88%, 4/15/18 (b)		200	221,500
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	371	510,778
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	155	164,300

			13,380,965

Metals & Mining — 4.0%
ArcelorMittal:
9.50%, 2/15/15		295	327,450
4.25%, 8/05/15		173	178,623
4.25%, 3/01/16		50	51,875
5.00%, 2/25/17		180	187,200
6.13%, 6/01/18		181	191,860
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16		195	198,696
6.00%, 4/01/17		208	210,600
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		130	145,600
GoldCorp, Inc., 2.00%, 8/01/14 (e)		460	468,912
Kaiser Aluminum Corp., 8.25%, 6/01/20		100	112,750
		Par (000)	Value
Corporate Bonds

Metals & Mining (concluded)
New Gold, Inc., 7.00%, 4/15/20 (b)	USD	65	$68,900
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)		670	698,894
Novelis, Inc., 8.75%, 12/15/20		1,525	1,704,187
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		105	114,450
Taseko Mines Ltd., 7.75%, 4/15/19		190	193,800
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	216,000
Walter Energy, Inc. (b):
9.88%, 12/15/20		57	60,848
8.50%, 4/15/21		41	41,205

			5,171,850

Multiline Retail — 0.5%
Dollar General Corp., 4.13%, 7/15/17		351	380,927
Dufry Finance SCA, 5.50%, 10/15/20 (b)		200	210,500

			591,427

Oil, Gas & Consumable Fuels — 9.5%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		30	31,800
6.13%, 7/15/22		120	128,400
4.88%, 5/15/23		193	190,587
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		450	445,500
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		81	84,240
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		100	109,750
7.50%, 4/01/20		140	142,800
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (b)		37	38,665
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		115	124,775
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		107	115,560
Chaparral Energy, Inc., 7.63%, 11/15/22		95	102,600
Chesapeake Energy Corp.:
7.25%, 12/15/18		50	57,625
6.63%, 8/15/20		37	41,163
6.88%, 11/15/20		123	138,375
6.13%, 2/15/21		35	38,150
2.50%, 5/15/37 (e)		101	100,937
Concho Resources, Inc.:
7.00%, 1/15/21		75	81,563
6.50%, 1/15/22		133	143,640
5.50%, 10/01/22		158	163,135
5.50%, 4/01/23		33	33,743

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 8.25%, 4/01/20	USD	135	$149,175
Continental Resources, Inc., 7.13%, 4/01/21		170	190,825
Crosstex Energy LP, 8.88%, 2/15/18		65	69,875
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		147	151,410
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		165	170,775
Denbury Resources, Inc., 4.63%, 7/15/23		334	323,145
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		210	233,100
7.75%, 6/15/19		245	262,150
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		95	107,706
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		155	167,400
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		70	71,925
Halcon Resources Corp., 8.88%, 5/15/21		179	182,132
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		124	136,400
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		155	174,375
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b)		65	63,538
Lightstream Resources Ltd. (FKA PetroBakken Energy Ltd.), 8.63%, 2/01/20 (b)		204	209,100
Linn Energy LLC:
6.25%, 11/01/19 (b)		515	518,862
8.63%, 4/15/20		50	54,750
7.75%, 2/01/21		75	79,500
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19		20	20,350
MarkWest Energy Partners LP:
6.25%, 6/15/22		34	36,720
5.50%, 2/15/23		66	68,970
4.50%, 7/15/23		260	252,850
Memorial Production Partners LP, 7.63%, 5/01/21 (b)		85	85,425
Newfield Exploration Co., 6.88%, 2/01/20		350	374,500
Northern Oil and Gas, Inc., 8.00%, 6/01/20		140	145,600
Oasis Petroleum, Inc.:
7.25%, 2/01/19		90	96,975
6.50%, 11/01/21		135	145,800
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Offshore Group Investment Ltd., 7.13%, 4/01/23 (b)	USD	180	$185,850
PBF Holding Co. LLC, 8.25%, 2/15/20		100	110,500
PDC Energy, Inc., 7.75%, 10/15/22 (b)		90	98,100
Penn Virginia Corp., 8.50%, 5/01/20 (b)		53	53,000
Petrobras Global Finance BV, 3.00%, 1/15/19		149	145,329
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		465	516,150
Plains Exploration & Production Co., 6.88%, 2/15/23		236	266,975
Range Resources Corp.:
8.00%, 5/15/19		170	185,300
6.75%, 8/01/20		53	57,373
5.75%, 6/01/21		441	466,357
5.00%, 8/15/22		144	146,160
5.00%, 3/15/23 (b)		73	73,730
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18		173	185,542
Rosetta Resources, Inc., 5.63%, 5/01/21		114	114,285
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21		558	560,092
5.63%, 4/15/23		143	143,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		815	908,725
6.50%, 11/01/20 (b)		140	146,650
SandRidge Energy, Inc.:
8.75%, 1/15/20		15	16,125
7.50%, 2/15/23		169	174,070
SESI LLC, 6.38%, 5/01/19		145	156,600
SM Energy Co.:
6.63%, 2/15/19		60	64,350
6.50%, 11/15/21		115	125,638
6.50%, 1/01/23		170	187,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		68	70,890
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		120	128,400

			12,142,532

Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		233	251,640
Boise Paper Holdings LLC:
9.00%, 11/01/17		25	26,625
8.00%, 4/01/20		50	55,500
Clearwater Paper Corp.:
7.13%, 11/01/18		270	292,275

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	8

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Paper & Forest Products (concluded)
Clearwater Paper Corp. (concluded):
4.50%, 2/01/23 (b)	USD	20	$19,750
NewPage Corp., 11.38%, 12/31/14 (a)(i)		918	—
Sappi Papier Holding GmbH (b):
8.38%, 6/15/19		200	220,500
6.63%, 4/15/21		65	66,300

			932,590

Pharmaceuticals — 1.4%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	147,197
Elan Finance Plc/Elan Finance Corp., 6.25%, 6/15/21 (b)	USD	660	663,300
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		174	198,578
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		260	269,100
6.88%, 12/01/18		393	419,527
6.38%, 10/15/20		121	127,050

			1,824,752

Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		220	248,600

Real Estate Investment Trusts (REITs) — 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		122	126,270
Felcor Lodging LP:
6.75%, 6/01/19		463	494,252
5.63%, 3/01/23		112	113,960
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		50	70,469

			804,951

Real Estate Management & Development — 1.9%
CBRE Services, Inc., 6.63%, 10/15/20		160	172,800
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		375	418,125
Shea Homes LP, 8.63%, 5/15/19		635	720,725
The Realogy Corp. (b):
3.38%, 5/01/16		145	143,913
7.88%, 2/15/19		560	614,600
7.63%, 1/15/20		220	249,150
9.00%, 1/15/20		145	168,562

			2,487,875

Road & Rail — 0.9%
The Hertz Corp.:
7.50%, 10/15/18		360	391,500
6.75%, 4/15/19		130	141,213
		Par (000)	Value
Corporate Bonds

Road & Rail (concluded)
The Hertz Corp. (concluded):
5.88%, 10/15/20	USD	40	$42,200
7.38%, 1/15/21		450	497,250
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		60	63,150

			1,135,313

Semiconductors & Semiconductor Equipment — 0.4%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		200	210,000
Spansion LLC, 7.88%, 11/15/17		260	270,400

			480,400

Software — 1.7%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		183	179,798
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)		130	133,575
Infor US, Inc., 9.38%, 4/01/19		900	1,014,750
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		64	66,880
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)		410	415,125
2.75%, 11/01/31 (e)		145	150,256
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		198	220,770

			2,181,154

Specialty Retail — 2.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		165	184,800
Claire's Stores, Inc., 9.00%, 3/15/19 (b)		280	315,000
CST Brands, Inc., 5.00%, 5/01/23 (b)		80	80,800
House of Fraser Funding Plc, 8.88%, 8/15/18 (b)	GBP	129	207,665
Limited Brands, Inc., 8.50%, 6/15/19	USD	70	86,012
Michaels Stores, Inc., 7.75%, 11/01/18		103	111,755
New Academy Finance Co. LLC, 8.00%, 6/15/18 (b)(f)		94	96,820
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		620	695,950
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		144	151,740
QVC, Inc., 7.38%, 10/15/20 (b)		130	143,648
Sally Holdings LLC:
6.88%, 11/15/19		245	271,644
5.75%, 6/01/22		223	234,707

			2,580,541

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 6.88%, 5/01/22	USD	195	$216,206
PVH Corp., 4.50%, 12/15/22		111	110,723
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (b)(c)		216	214,920

			541,849

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 2.25%, 3/01/19 (e)		140	196,000

Trading Companies & Distributors — 0.8%
Air Lease Corp., 4.50%, 1/15/16		260	266,500
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		215	232,200
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust (b):
Series 2012-1, Class A, 5.13%, 11/30/24		252	268,504
Series 2012-1, Class B, 6.50%, 5/30/21		250	259,881

			1,027,085

Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		198	213,098

Wireless Telecommunication Services — 3.8%
Cricket Communications, Inc., 7.75%, 10/15/20		261	260,348
Crown Castle International Corp., 5.25%, 1/15/23		469	474,862
Digicel Group Ltd., 8.25%, 9/30/20 (b)		245	260,925
Digicel Ltd., 6.00%, 4/15/21 (b)		780	776,100
MetroPCS Wireless, Inc., 6.63%, 11/15/20		234	250,380
NII Capital Corp., 7.63%, 4/01/21		152	126,540
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	130	205,186
Softbank Corp., 4.50%, 4/15/20 (b)	USD	335	339,929
Sprint Capital Corp., 6.88%, 11/15/28		558	558,000
Sprint Nextel Corp. (b):
9.00%, 11/15/18		1,251	1,516,837
7.00%, 3/01/20		90	101,250

			4,870,357

Total Corporate Bonds – 108.1%			138,239,226

		Par (000)	Value
Floating Rate Loan Interests (h)

Airlines — 1.0%
Delta Air Lines, Inc., Term Loan B, 5.00%, 4/20/17	USD	211	$213,263
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		275	254,218
Term Loan, 2.30%, 3/10/17		276	255,040
Term Loan, 1.68%, 9/10/18		233	206,069
Term Loan, 1.68%, 9/10/18		231	204,446
Term Loan, 2.30%, 9/10/18		229	202,367

			1,335,403

Auto Components — 1.0%
Federal-Mogul Corp.:
Term Loan B, 2.13% - 2.14%, 12/29/14		852	833,563
Term Loan C, 2.13% - 2.14%, 12/28/15		399	390,074
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		95	96,148

			1,319,785

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		185	184,584

Capital Markets — 0.8%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		411	416,137
Knight Capital Group, Inc., Term Loan B, 5.25%, 11/10/17		150	148,500
Nuveen Investments, Inc.:
Second Lien Term Loan, 6.50%, 2/28/19		185	185,463
Term Loan, 4.19%, 5/13/17		215	215,583

			965,683

Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		170	169,915
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		305	307,175

			477,090

Commercial Services & Supplies — 0.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		190	191,307
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		110	111,237
Spin Holdco Inc., Term Loan B, 4.25%, 11/15/19		110	110,550

			413,094

Communications Equipment — 1.4%
Alcatel-Lucent USA, Inc., Term Loan C, 7.25%, 1/30/19		953	961,939
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18		57	54,165

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	10

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (h)

Communications Equipment (concluded)
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19	USD	805	$804,646

			1,820,750

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		481	484,811

Consumer Finance — 0.8%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		962	964,443

Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		115	114,425

Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		64	64,369
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		200	199,462

			263,831

Diversified Telecommunication Services — 1.2%
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		401	403,407
Level 3 Financing, Inc.:
Term Loan, 4.75%, 8/01/19		800	805,752
Term Loan B, 4.75%, 2/01/16		149	150,556
Term Loan B, 5.25%, 8/01/19		120	121,576

			1,481,291

Energy Equipment & Services — 0.2%
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		250	250,572

Food & Staples Retailing — 0.3%
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 4/30/18		310	314,070
Rite Aid Corp., Second Lien Term Loan, 5.75%, 8/21/20		45	46,397

			360,467

Food Products — 0.1%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		95	95,325

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan, 4.00%, 5/17/19		174	173,871
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		347	347,158
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		124	126,544

			647,573

		Par (000)	Value
Floating Rate Loan Interests (h)

Health Care Providers & Services — 0.2%
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17	USD	104	$106,714
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		166	163,641

			270,355

Hotels, Restaurants & Leisure — 3.2%
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		3,207	2,926,388
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		499	499,787
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20		440	444,070
Travelport LLC:
Second Lien PIK Term Loan 2, 8.38%, 12/01/16		201	199,520
Second Lien Term Loan 1, 9.50%, 1/29/16		50	51,960

			4,121,725

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		253	255,311

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		145	145,361

IT Services — 0.3%
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		355	353,374

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		90	90,669

Machinery — 0.7%
Rexnord LLC, Term Loan B, 3.75%, 4/02/18		220	222,274
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		633	633,420

			855,694

Media — 3.8%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		138	108,504
Tranche 1 Incremental, 7.50%, 7/03/14		689	541,645
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		152	140,751
Term Loan C, 3.84%, 1/29/16		45	41,566
Term Loan D, 3.84%, 1/30/19		580	541,564
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		194	195,178
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		179	180,069

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	11

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Par (000)	Value
Floating Rate Loan Interests (h)

Media (concluded)
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18	USD	2,741	$2,757,536
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18	185	184,993
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20	110	109,623
Virgin Media Investment Holdings, Term Loan B, 3.50%, 2/17/20	50	49,903

4,851,332

Metals & Mining — 1.0%
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20	380	386,175
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17	935	939,556

1,325,731

Oil, Gas & Consumable Fuels — 1.6%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	975	998,819
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	358	359,886
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18	100	100,525
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17	384	387,982
Term Loan B, 5.75%, 3/22/19	155	156,809

2,004,021

Pharmaceuticals — 0.4%
Par Pharmaceutical Co., Inc., Term Loan B, 4.25%, 9/30/19	318	318,717
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18	138	139,032

457,749

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19	164	164,036

Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17	316	318,977

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16	29	29,107
Extended Term Loan, 4.50%, 3/05/20	285	287,554

316,661

Par (000)	Value
Floating Rate Loan Interests (h)

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.20%, 9/29/17	USD	121	$121,639

Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan,9.25%, 10/22/20	25	25,375
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18	541	546,058
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20	225	235,125

806,558

Specialty Retail — 0.2%
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19	234	235,779

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	505	507,424
PVH Corp., Term Loan B, 3.25%, 2/13/20	190	190,808

698,232

Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18	260	263,034

Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc. (f):
PIK Term Loan, 6.88%, 8/11/15	831	841,028
PIK Term Loan B, 6.25%, 7/11/16	619	634,219

1,475,247

Total Floating Rate Loan Interests – 23.7%	30,310,612

Preferred Securities	Shares

Preferred Stocks

Auto Components — 0.8%
Dana Holding Corp., 4.00% (b)(e)	6,200	987,738

Diversified Financial Services — 0.8%
Ally Financial, Inc., 7.00% (b)	1,100	1,078,412

Media — 0.1%
Emmis Communications Corp., Series A, 6.25% (e)	10,300	103,206

Total Preferred Stocks – 1.7%	2,169,356

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	12

Schedule of Investments (continued)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Securities

Trust Preferreds

Diversified Financial Services — 1.3%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (h)	61,290	$1,625,315

Total Preferred Securities – 3.0%		3,794,671

Warrants (j)

Bankruptcy Management Solutions, Inc., (Expires 9/28/17)	167	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	513	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $169,745,355) – 136.3%		174,323,381

	Shares	Value
Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(l)	2,597,576	$2,597,576

Total Short-Term Securities (Cost – $2,597,576) – 2.0%		2,597,576

Total Investments (Cost – 172,342,931*) – 138.3%		176,920,957
Liabilities in Excess of Other Assets – (38.3)%		(49,023,053)

Net Assets – 100.0%		$127,897,904

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$172,424,842

Gross unrealized appreciation		$8,282,179
Gross unrealized depreciation		(3,786,064)

Net unrealized appreciation		$4,496,115

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	$638,960	$(11,226)
Goldman Sachs Group, Inc.	$344,750	$(5,250)
JPMorgan Chase & Co.	$214,920	$(3,484)
Jefferies & Co.	$94,817	$(2,183)
Citigroup, Inc.	$429,135	$37,630

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Convertible security.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	13

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,597,576	2,597,576	$517	$33

(l)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	819,043	GBP	535,000	Barclays Plc	7/17/13	$6,403
USD	163,077	EUR	125,000	Bank of New York Mellon Corp.	7/23/13	565
EUR	250,000	USD	325,724	Deutsche Bank AG	7/23/13	(700)
USD	3,780,273	EUR	2,896,000	Barclays Plc	7/23/13	15,199

Total	$21,467

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	14

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$670,879	$1,307,993	$1,978,872
Corporate Bonds	—	137,376,386	862,840	138,239,226
Floating Rate Loan Interests	—	26,011,044	4,299,568	30,310,612
Preferred Securities	$2,806,933	987,738	—	3,794,671
Short-Term Securities	2,597,576	—	—	2,597,576
Total	$5,404,509	$165,046,047	$6,470,401	$176,920,957

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$22,167	—	$22,167
Liabilities:
Foreign currency exchange contracts	—	(700)	—	(700)
Total	—	$21,467	—	$21,467

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$199,045	—	—	$199,045
Foreign currency at value	194,049	—	—	194,049
Liabilities:
Loans payable	—	(48,000,000)	—	(48,000,000)
Total	$393,094	$(48,000,000)	$—	(47,606,906)

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	15

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$ 663,716	$ 1,655,876	$ 4,877,951	$ 7,197,543
Transfers into Level 3[1]	—	674,112	790,334	1,464,446
Transfers out of Level 3[1]	—	—	(767,397)	(767,397)
Accrued discounts/premiums	—	—	—	—
Net realized gain	—	3,778	56,394	60,172
Net change in unrealized appreciation/depreciation[2]	422,870	(603,566)	223,776	43,080
Purchases	221,407	522,000	1,672,461	2,415,868
Sales	—	(1,389,360)	(2,553,951)	(3,943,311)
Closing Balance, as of May 31, 2013	1,307,993	862,840	4,299,568	6,470,401

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012 the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,464,446 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(147,996).

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $4,666,568. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks[2]	$831,613	Market Comparable Companies	Offshore EBITDA Multiple	8.75x
			Onshore EBITDA Multiple	4.75x
	98,280	Market Comparable Companies	Forecasted EBITDA Multiple	3.50x
Corporate Bonds[3]	375,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
	498,940	Market Comparable Companies	Yield	12.10%
Total	$1,803,833

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input				Impact to Value if Input Increases	Impact to Value if Input Decreases
Offshore EBITDA Multiple.				Increase	Decrease
Onshore EBITDA Multiple				Increase	Decrease
Forecasted EBITDA Multiple				Increase	Decrease
Last 12 Months EBITDA Multiple				Increase	Decrease
Yield				Decrease	Increase

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	16

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

[2]	For the period ended May 31, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued using the company’s financial restructuring plan. Market information became available for this investment, therefore, the market approach is considered to be a more relevant measure of fair value for this investment.
[3]	For the period ended May 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

BLACKROCK HIGH INCOME SHARES	MAY 31, 2013	17

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock High Income Shares

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock High Income Shares

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock High Income Shares

Date: July 25, 2013